QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following table summarizes quarterly financial data for the years ended December 31, 2014 and 2013 (in thousands, except per share amounts).

	2014 Quarter Ended (a)
	March 31	June 30	September 30	December 31
Revenues	$2,182	$10,168	$17,060	$29,993
Income (loss) from operations	(4,324)	2,874	5,942	16,022
Net income (loss)	(4,322)	2,516	5,115	14,533
Limited partners' interest in net income attributable to the Partnership	—	5,417	9,308	15,239
Net income per limited partner unit: (b)
Common (basic)	$—	$0.17	$0.29	$0.47
Common (diluted)	$—	$0.17	$0.29	$0.47
Subordinated - PBF LLC (basic and diluted)	$—	$0.17	$0.29	$0.47

	2013 Quarter Ended (Predecessor) (b)
	March 31	June 30	September 30	December 31
Revenues	$1,435	$2,106	$2,417	$2,555
Income (loss) from operations	(3,290)	(3,583)	(3,264)	(4,278)
Net income (loss)	(3,290)	(3,583)	(3,264)	(4,265)

(a)
The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations. In addition, the information presented has been retrospectively adjusted to include the historical balances of the Delaware City Products Pipeline and Truck Rack.

(b)
Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.